Quarterly Holdings Report

for

Fidelity® Targeted International Factor ETF

July 31, 2019

IES-QTLY-0919

1.9892242.100

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.7%

	Shares	Value
AUSTRALIA – 5.3%
Alumina Ltd.	13,328	$21,328
Aristocrat Leisure Ltd.	3,776	79,145
ASX Ltd.	461	28,010
Australia & New Zealand Banking Group Ltd.	2,442	46,609
BHP Group PLC	1,170	28,232
Caltex Australia Ltd.	1,276	23,525
Challenger Ltd.	3,424	16,601
Coca-Cola Amatil Ltd.	9,748	70,795
Commonwealth Bank of Australia	1,268	71,364
Macquarie Group Ltd.	368	32,411
Sonic Healthcare Ltd.	1,396	26,768
Wesfarmers Ltd.	3,315	88,842

TOTAL AUSTRALIA		533,630

BELGIUM – 0.7%
Colruyt S.A.	588	30,704
Sofina S.A.	160	31,031
UCB S.A.	124	9,694

TOTAL BELGIUM		71,429

BERMUDA – 0.4%
Hiscox Ltd.	1,967	40,665

TOTAL BERMUDA		40,665

CANADA – 5.4%
Canadian Imperial Bank of Commerce	454	35,717
Canadian National Railway Co.	527	49,881
Canadian Natural Resources Ltd.	765	19,377
Canadian Pacific Railway Ltd.	142	33,903
CI Financial Corp.	1,516	23,502
Constellation Software, Inc.	15	14,271
Great-West Lifeco, Inc.	1,020	22,397
Inter Pipeline Ltd.	824	13,867
Methanex Corp.	413	16,256
Parkland Fuel Corp.	436	14,248
Power Corp. of Canada	1,136	24,083
Power Financial Corp.	1,068	23,378
Royal Bank of Canada	1,025	80,941
Saputo, Inc.	2,103	63,514
Suncor Energy, Inc.	784	22,496
The Toronto-Dominion Bank	1,309	76,519
West Fraser Timber Co. Ltd.	356	13,916

TOTAL CANADA		548,266

DENMARK – 2.2%
Chr Hansen Holding A/S	257	22,493
Coloplast A/S Class B	116	13,554
GN Store Nord A/S	208	9,901
Novo Nordisk A/S Class B	839	40,297
Novozymes A/S Class A	560	26,008

	Shares	Value
Pandora A/S	1,727	$66,512
SimCorp A/S	116	10,498
Tryg A/S	1,282	39,187

TOTAL DENMARK		228,450

FINLAND – 1.7%
Elisa Oyj	1,761	82,812
Kone Oyj Class B	742	42,384
Neste Oyj	318	10,557
Orion Oyj Class B	237	8,136
UPM-Kymmene Oyj	895	24,224

TOTAL FINLAND		168,113

FRANCE – 7.6%
AXA S.A.	1,915	48,546
CNP Assurances	983	20,349
Dassault Aviation S.A.	20	27,454
Dassault Systemes SE	98	14,971
Edenred	813	40,896
EssilorLuxottica S.A.	530	71,960
Eutelsat Communications S.A.	3,407	65,323
Ipsen S.A.	64	7,347
Kering S.A.	140	72,763
L’Oreal S.A.	328	87,869
LVMH Moet Hennessy Louis Vuitton SE	319	132,531
Safran S.A.	381	54,766
Sanofi	529	44,190
Thales S.A.	310	35,020
TOTAL S.A.	810	42,175

TOTAL FRANCE		766,160

GERMANY – 7.2%
Allianz SE	372	86,644
Beiersdorf AG	460	53,468
Carl Zeiss Meditec AG	84	9,248
Covestro AG (a)	444	20,206
Deutsche Boerse AG	333	46,558
Deutsche Lufthansa AG	1,036	16,486
Fraport AG Frankfurt Airport Services Worldwide	312	26,152
Innogy SE (a)	2,124	102,304
LEG Immobilien AG	973	112,774
Merck KGaA	112	11,461
MTU Aero Engines AG	132	33,097
ProSiebenSat.1 Media SE	4,065	52,784
SAP SE	289	35,742
Vonovia SE	2,519	123,420

TOTAL GERMANY		730,344

HONG KONG – 4.9%
CLP Holdings Ltd.	9,000	98,012
Hang Seng Bank Ltd.	1,500	35,813

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Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
HONG KONG – continued
Hongkong Land Holdings Ltd.	13,188	$80,710
Jardine Matheson Holdings Ltd.	500	30,445
Jardine Strategic Holdings Ltd.	710	24,495
Link REIT	11,000	128,434
Swire Pacific Ltd. Class A	9,000	103,128

TOTAL HONG KONG		501,037

ISRAEL – 1.3%
Bank Hapoalim BM	5,131	39,000
Bank Leumi Le-Israel BM	5,409	39,542
Israel Discount Bank Ltd. Class A	9,367	40,707
Nice Ltd. (b)	88	13,505

TOTAL ISRAEL		132,754

ITALY – 4.3%
Atlantia SpA	1,320	33,988
Enel SpA	21,295	146,133
Eni SpA	1,099	17,280
Moncler SpA	2,005	82,500
Poste Italiane SpA (a)	3,828	40,935
Snam SpA	1,840	9,042
Terna Rete Elettrica Nazionale SpA	16,868	102,776

TOTAL ITALY		432,654

JAPAN – 24.4%
Asahi Kasei Corp.	2,100	21,485
Astellas Pharma, Inc.	2,500	35,700
Bandai Namco Holdings, Inc.	1,600	86,773
Central Japan Railway Co.	200	40,298
Daicel Corp.	1,800	15,321
Daito Trust Construction Co. Ltd.	900	116,440
Fast Retailing Co. Ltd.	200	120,507
FUJIFILM Holdings Corp.	300	14,287
Haseko Corp.	6,000	65,410
Hikari Tsushin, Inc.	400	88,648
Hoya Corp.	600	46,355
ITOCHU Corp.	2,100	40,189
Japan Airlines Co. Ltd.	800	25,201
Kajima Corp.	2,100	27,179
Keihan Holdings Co. Ltd.	700	28,504
Kobayashi Pharmaceutical Co. Ltd.	1,100	78,868
Lawson, Inc.	1,100	55,106
Marubeni Corp.	4,100	26,758
Mitsui & Co. Ltd.	2,400	39,246
Mizuho Financial Group, Inc.	30,600	43,429
MS&AD Insurance Group Holdings, Inc.	1,300	42,792
Nippon Building Fund, Inc.	20	140,454
Nippon Telegraph & Telephone Corp.	2,300	104,059
Nissan Chemical Corp.	400	17,594
Nomura Research Institute Ltd.	900	16,041
NTT Data Corp.	1,100	14,510

	Shares	Value
NTT DOCOMO, Inc.	4,200	$100,956
Obayashi Corp.	3,100	29,521
Obic Co. Ltd.	200	21,454
Oriental Land Co. Ltd.	800	106,186
Resona Holdings, Inc.	6,800	27,778
Ryohin Keikaku Co. Ltd.	300	53,580
Secom Co. Ltd.	400	31,440
Sekisui House Ltd.	4,700	79,298
Seven & i Holdings Co. Ltd.	2,000	68,536
SG Holdings Co. Ltd.	1,100	29,191
Skylark Holdings Co. Ltd.	4,000	70,080
Sony Financial Holdings, Inc.	1,600	38,989
Sumitomo Dainippon Pharma Co. Ltd.	1,200	22,138
Taisei Corp.	700	24,258
Taisho Pharmaceutical Holdings Co. Ltd.	300	22,971
Toho Co. Ltd.	2,300	89,852
Tokio Marine Holdings, Inc.	1,000	53,286
Tokyo Electric Power Co. Holdings, Inc. (b)	17,800	85,899
Toyo Suisan Kaisha Ltd.	1,900	76,758
Trend Micro, Inc.	300	13,140
USS Co. Ltd.	3,800	75,693

TOTAL JAPAN		2,472,158

LUXEMBOURG – 0.6%
SES S.A.	3,670	60,778

TOTAL LUXEMBOURG		60,778

NETHERLANDS – 2.1%
ASR Nederland N.V.	811	30,552
Euronext N.V. (a)	348	26,870
Heineken Holding N.V.	532	54,004
Koninklijke Ahold Delhaize N.V.	2,268	51,356
Koninklijke Vopak N.V.	132	6,517
Wolters Kluwer N.V.	548	39,771

TOTAL NETHERLANDS		209,070

NEW ZEALAND – 2.3%
Fletcher Building Ltd.	252	821
Meridian Energy Ltd.	38,200	118,011
Ryman Healthcare Ltd.	2,976	25,207
Spark New Zealand Ltd.	35,758	93,445

TOTAL NEW ZEALAND		237,484

NORWAY – 1.5%
Equinor ASA	548	9,832
Mowi ASA	2,092	50,335
Telenor ASA	4,148	84,348
TGS NOPEC Geophysical Co. ASA	228	5,537

TOTAL NORWAY		150,052

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Common Stocks – continued

	Shares	Value
SINGAPORE – 1.1%
Oversea-Chinese Banking Corp. Ltd.	5,415	$45,476
Singapore Exchange Ltd.	4,900	28,243
United Overseas Bank Ltd.	2,100	40,346

TOTAL SINGAPORE		114,065

SPAIN – 2.4%
Aena SME S.A. (a)	190	34,515
Amadeus IT Group S.A.	214	16,905
Enagas S.A.	264	5,750
Endesa S.A.	4,135	102,306
Red Electrica Corp. S.A.	4,546	86,055

TOTAL SPAIN		245,531

SWEDEN – 3.4%
Assa Abloy AB Class B	1,799	41,506
Elekta AB Class B	632	8,995
Hennes & Mauritz AB Class B	5,159	90,062
Industrivarden AB Class A	1,592	35,494
Securitas AB Class B	1,656	25,711
Svenska Cellulosa AB SCA Class B	2,540	21,111
Swedish Match AB	1,024	39,206
Telia Co. AB	17,780	79,411

TOTAL SWEDEN		341,496

SWITZERLAND – 7.4%
Alcon, Inc. (b)	218	12,713
Baloise Holding AG	217	39,252
Chocoladefabriken Lindt & Spruengli AG	1	82,751
Nestle S.A.	2,423	257,515
Novartis AG	1,069	98,306
Partners Group Holding AG	53	42,323
Roche Holding AG	306	82,042
Swisscom AG	157	76,168
Zurich Insurance Group AG	170	59,228

TOTAL SWITZERLAND		750,298

UNITED KINGDOM – 13.5%
Admiral Group PLC	1,352	35,629
AstraZeneca PLC	590	50,663
Close Brothers Group PLC	1,837	29,734
Compass Group PLC	3,340	84,607

	Shares	Value
Croda International PLC	214	$12,200
Diageo PLC	2,658	111,307
Direct Line Insurance Group PLC	8,204	32,166
Experian PLC	1,551	47,154
GlaxoSmithKline PLC	2,286	47,332
Halma PLC	540	13,068
IG Group Holdings PLC	4,230	29,414
Imperial Brands PLC	1,894	48,254
InterContinental Hotels Group PLC	987	68,645
Legal & General Group PLC	13,003	41,398
Next PLC	865	63,789
Reckitt Benckiser Group PLC	1,022	79,195
RELX PLC	2,227	52,906
Rentokil Initial PLC	7,172	37,940
Rightmove PLC	11,964	76,879
Rio Tinto Ltd.	483	32,667
Rio Tinto PLC	560	31,994
Royal Dutch Shell PLC Class B	2,428	76,844
Smith & Nephew PLC	688	15,554
Tate & Lyle PLC	4,876	44,793
Unilever N.V.	1,880	108,907
Unilever PLC	1,574	94,855

TOTAL UNITED KINGDOM		1,367,894

TOTAL COMMON STOCKS (Cost $9,993,012)		10,102,328

TOTAL INVESTMENT IN SECURITIES – 99.7% (Cost $9,993,012)		10,102,328

NET OTHER ASSETS (LIABILITIES) – 0.3%		28,708

NET ASSETS – 100.0%		$10,131,036

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $224,830 or 2.2% of net assets.

(b)	Non-income producing.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$114

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

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Schedule of Investments (Unaudited) – continued

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

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